ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 4,043,473	$ 433,002
Accounts Receivable, Allowance for Credit Loss, Current	$ 400,262